LIABILITIES AND DEBT - Venture Debt (Details) - USD ($)				1 Months Ended				12 Months Ended
	Sep. 29, 2022	Nov. 16, 2021	May 13, 2021	Feb. 28, 2022	Jul. 31, 2021	May 31, 2021	Mar. 31, 2017	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility
Gross proceeds received								$ 237,500
Warrants granted					142	13
Warrants value					$ 1,622,350	$ 145,696
Interest expense		$ 427,700						573,455	$ 825,219
Note Warrant
Line of Credit Facility
Loan fees and discounts from warrants were amortized to interest expense								12,500	147,389
Loan fees and discounts from warrants unamortized balance								$ 0
IPO | Common stock warrants
Line of Credit Facility
Warrants granted			48					964
Venture Debt | Series A Convertible Preferred Stock | Black Oak SPA
Line of Credit Facility
Compounded monthly fees	$ 6,300
Venture Debt | Secured Debt
Line of Credit Facility
Loan fees				$ 12,500
Maximum borrowing capacity				$ 237,500					$ 6,001,755
Venture Debt | Secured Debt | Follow-On Public Offering | Series A Convertible Preferred Stock
Line of Credit Facility
Line of credit facility, frequency of payments	$1,000
Amended Venture Debt | Secured Debt | Secondary Follow-On Public Offering Prior To September 30 2021
Line of Credit Facility
Loan payment							$ 6,251,755
Accrued interest	$ 48,245
Amended Venture Debt | Secured Debt | Secondary Follow-On Public Offering After September 30 2021
Line of Credit Facility
Loan payment								$ 269,880